UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07470

EAGLE SERIES TRUST
(Formerly: Heritage Series Trust)

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

RICHARD J. ROSSI, PRESIDENT
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
FRANCINE J. ROSENBERGER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments

Eagle International Equity Fund
Investment Portfolio
January 31, 2010
(unaudited)

Common stocks - 93.5% (a)	Shares	Value
Australia--5.6%
Alumina Ltd.	75,947	$103,940
AMP Ltd.	21,081	116,250
Asciano Group *	50,441	75,916
Australia & New Zealand Banking Group Ltd.	22,159	423,849
BHP Billiton Ltd.	30,427	1,054,557
BlueScope Steel Ltd.	42,360	97,599
Boral Ltd.	5,048	23,685
Brambles Ltd.	8,378	48,389
Commonwealth Bank of Australia	11,462	537,171
Fortescue Metals Group Ltd. *	5,431	21,622
Insurance Australia Group Ltd.	13,813	46,093
Intoll Group	28,066	30,064
Macquarie Atlas Roads Group *	5,613	4,568
Macquarie Group Ltd.	1,352	59,569
MAp Group	88,308	216,252
National Australia Bank Ltd.	14,085	326,904
Newcrest Mining Ltd.	5,286	145,018
Qantas Airways Ltd.	10,011	25,032
Rio Tinto Ltd.	28,491	1,700,916
Suncorp-Metway Ltd.	10,196	79,876
Toll Holdings Ltd.	12,653	95,909
Wesfarmers Ltd.	11,458	276,889
Westpac Banking Corporation	24,248	509,463
Austria--1.3%
Andritz AG	129	7,185
Erste Group Bank AG	21,303	804,312
OMV AG	12,943	509,749
Telekom Austria AG	2,967	40,972
Voestalpine AG	2,214	76,900
Belgium--0.6%
Anheuser-Busch InBev NV	2,164	108,060
Fortis	46,906	164,064
KBC Groep NV *	8,141	353,009
Bermuda--0.2%
China Yurun Food Group Ltd.	22,000	61,773
Cnpc Hong Kong Ltd.	66,000	81,901
Seadrill Ltd.	3,803	86,179
Brazil--0.7%
All America Latina Logistica SA	2,728	21,853
Amil Participacoes SA	6,814	48,078
Banco Santander Brasil SA *	5,361	64,048
BRF - Brasil Foods SA	2,698	64,623
Centrais Eletricas Brasileiras SA	7,195	152,832
JBS SA	10,657	52,804
Vale SA, Sponsored ADR	12,235	315,541
Britain--11.1%
Anglo American PLC *	20,442	741,720
AstraZeneca PLC	8,213	381,841
Aviva PLC	32,549	201,097
Barclays PLC	113,432	485,784
BG Group PLC	14,916	273,158
BHP Billiton PLC	23,057	677,216
BP PLC	94,715	886,424
BT Group PLC	31,340	68,781
Cadbury PLC	20,283	268,713
Diageo PLC	34,719	584,485
GKN PLC	20,403	37,098
GlaxoSmithKline PLC	58,616	1,141,124
HSBC Holdings PLC	79,317	850,098
Imperial Tobacco Group PLC	15,455	499,235
Kingfisher PLC	21,839	73,918
Legal & General Group PLC	159,734	191,523
Lloyds Banking Group PLC	861,248	697,870
Lonmin PLC *	4,254	122,288
Old Mutual PLC	62,907	103,638
Prudential PLC	17,263	157,328
Rio Tinto PLC	28,822	1,382,976
Rolls-Royce Group PLC	7,683	58,792
Tesco PLC	89,245	603,652
Vodafone Group PLC	377,217	810,376
Wolseley PLC *	2,624	57,866
WPP PLC	44,908	414,446
Canada--4.9%
Agnico-Eagle Mines Ltd.	955	48,275
Agrium Inc.	3,160	177,734
Bank of Montreal	6,841	332,693
Bank of Nova Scotia	8,756	367,109
Barrick Gold Corporation	9,171	318,380
Bombardier Inc., Class B	27,356	128,945
Canadian Imperial Bank of Commerce	3,830	228,887
Canadian Oil Sands Trust	2,013	52,224
Canadian Pacific Railway Ltd.	3,616	170,714
Cenovus Energy Inc.	5,534	127,889
EnCana Corporation	3,452	105,570
Finning International Inc.	1,572	25,508
Goldcorp Inc.	5,440	184,377
IGM Financial Inc.	968	37,769
Ivanhoe Mines Ltd. *	5,736	80,360
Kinross Gold Corporation	5,775	93,491
Manulife Financial Corporation	11,125	203,304
National Bank of Canada	1,354	71,559
Potash Corporation of Saskatchewan Inc.	4,275	423,482
Royal Bank of Canada	9,815	479,895
Silver Wheaton Corporation *	3,594	49,578
Sun Life Financial Inc.	2,080	60,751
Suncor Energy Inc.	17,226	543,886
Talisman Energy Inc.	32,101	531,089
The Toronto-Dominion Bank	5,689	335,195
Cayman Islands--0.6%
Belle International Holdings Ltd.	13,000	14,674
China Mengniu Dairy Company Ltd.	73,000	223,690
Hengan International Group Company Ltd.	41,000	274,421
Parkson Retail Group Ltd.	28,000	48,148
Want Want China Holdings Ltd.	167,952	106,947
China--0.6%
Beijing Capital International Airport Company Ltd. *	84,717	47,765
China Coal Energy Company	90,200	136,747
China Shenhua Energy Company Ltd.	48,000	202,160
Dongfang Electric Corporation Ltd.	7,200	35,623
Mindray Medical International Ltd., Sponsored ADR	795	27,722
Shandong Weigao Group Medical Polymer Company Ltd.	6,000	22,025
Sinopharm Group Company *	7,200	26,952
Tsingtao Brewery Company Ltd.	18,000	89,252
Yanzhou Coal Mining Company Ltd.	10,000	19,473
Czech--1.2%
Komercni Banka, AS	6,295	1,270,382
Denmark--0.7%
A.P. Moller-Maersk AS	21	162,854
Danske Bank AS	3,103	74,355
DSV AS	3,745	66,760
FLSmidth & Co. AS	673	42,477
Novo Nordisk AS, Class B	5,418	366,710
Finland--0.4%
Fortum Oyj	2,759	70,295
Kesko Oyj, Class B	2,894	93,022
Metso Oyj	2,454	81,603
Neste Oil Oyj	4,130	67,471
Nokia Oyj	6,907	95,343
France--8.6%
Accor SA	1,296	65,180
Aeroports de Paris	4,171	325,400
Alcatel-Lucent	28,509	95,563
Alstom SA	2,547	169,690
AXA SA	24,139	499,357
BNP Paribas	15,313	1,090,524
Bouygues SA	2,404	118,755
Carrefour SA	5,734	280,415
Casino Guichard-Perrachon SA	314	25,860
CFAO SA *	2,397	96,380
Cie Generale de Geophysique-Veritas *	1,074	26,452
Compagnie de Saint-Gobain	5,577	267,957
Credit Agricole SA	7,697	120,126
Danone	8,815	504,988
EDF SA	3,061	164,970
France Telecom SA	13,648	313,807
Iliad SA	490	54,227
Lafarge SA	3,312	244,870
LVMH Moet Hennessy Louis Vuitton SA	3,555	388,822
Michelin (CGDE), Class B	1,399	108,767
Pernod-Ricard SA	807	65,111
PPR	1,806	219,914
Publicis Groupe SA	2,948	120,213
Renault SA	5,640	266,133
Sanofi-Aventis SA	9,582	706,913
Schneider Electric SA	2,322	238,647
Societe Generale	8,886	516,264
Suez Environnement Company	2,557	58,093
Total SA	17,362	1,008,443
Valeo SA	1,145	37,462
Vallourec SA	698	120,407
Veolia Environnement	5,429	177,931
Vinci SA	10,040	534,896
Vivendi SA	4,199	108,704
Germany--6.4%
Adidas AG	3,341	170,091
Allianz SE	4,679	517,963
Bayer AG	7,660	521,827
Beiersdorf AG	89	5,197
Bilfinger Berger AG	882	63,452
Celesio AG	2,526	73,660
Daimler AG	11,654	537,051
Deutsche Boerse AG	1,068	70,411
Deutsche Post AG	17,702	308,455
Deutsche Telekom AG	19,110	247,391
E.ON AG	15,457	567,529
Fraport AG	25,551	1,300,380
Fresenius SE	1,317	80,929
HeidelbergCement AG	5,099	307,179
Henkel AG & Co. KGaA	652	28,553
HOCHTIEF AG	752	55,777
MAN SE	2,325	155,981
Metro AG	3,142	172,279
RWE AG	6,047	535,905
Salzgitter AG	1,178	104,544
SAP AG	5,680	259,263
Siemens AG	7,844	702,878
Greece--0.1%
Hellenic Telecommunications Organization SA	5,795	79,031
Hong Kong--1.2%
Beijing Enterprises Holdings Ltd.	1,500	10,439
China Merchants Holdings International Company Ltd.	104,970	350,611
China Resources Enterprise Ltd.	32,000	105,225
Denway Motors Ltd.	214,000	122,657
Esprit Holdings Ltd.	18,710	131,192
GOME Electrical Appliances Holdings Ltd.	325,773	113,901
Hutchison Whampoa Ltd.	18,000	122,408
Lenovo Group Ltd.	314,000	214,936
Li & Fung Ltd.	20,000	90,867
United Company RUSAL Ltd. *	48,000	58,733
Hungary--0.7%
OTP Bank PLC	25,593	737,844
India--1.4%
Dr. Reddy's Laboratories Ltd., Sponsored ADR	5,040	119,498
HDFC Bank Ltd., Sponsored ADR	2,077	245,709
ICICI Bank Ltd., Sponsored ADR	13,038	459,981
Infosys Technologies Ltd., Sponsored ADR	4,626	240,136
Sterlite Industries India Ltd., Sponsored ADR	17,817	284,181
Tata Motors Ltd., Sponsored ADR	11,588	169,532
Indonesia--0.3%
Bank Central Asia Tbk PT	70,500	37,511
Telekomunikasi Indonesia Tbk PT	262,454	260,550
Ireland--0.4%
Bank of Ireland *	19,574	35,334
CRH PLC	13,477	323,519
Dragon Oil PLC *	9,252	59,897
Israel--0.0%
Teva Pharmaceutical Industries Ltd., Sponsored ADR	754	42,767
Italy--2.9%
Assicurazioni Generali SpA	2,194	51,784
Atlantia SpA	4,413	109,933
Banca Popolare di Milano Scarl	24,165	156,399
Buzzi Unicem SpA	4,153	61,452
ENI SpA	27,196	633,440
Intesa Sanpaolo SpA	55,427	210,622
Italcementi SpA	1,598	19,742
Mediaset SpA	6,400	48,463
Mediobanca SpA *	24,137	263,556
Prysmian SpA	1,975	35,966
Snam Rete Gas SpA	8,880	41,735
Telecom Italia SpA	308,038	457,713
UniCredit SpA *	345,164	961,169
Japan--11.2%
Aeon Mall Company Ltd.	1,700	31,113
Aisin Seiki Company Ltd.	3,201	84,337
Asahi Breweries Ltd.	6,300	123,341
Asahi Glass Company Ltd.	12,000	120,445
Benesse Holdings Inc.	1,200	50,428
Canon Inc.	10,273	402,316
Central Japan Railway Company	13	95,474
Daikin Industries Ltd.	970	35,823
Daiwa Securities Group Inc.	16,400	81,765
Denso Corporation	7,111	208,602
East Japan Railway Company	2,456	165,157
Eisai Company Ltd.	1,700	63,375
FamilyMart Company Ltd.	700	22,140
Fanuc Ltd.	3,900	372,067
Fukuoka Financial Group Inc.	12,000	43,765
Honda Motor Company Ltd.	23,890	810,588
Hoya Corporation	4,400	117,964
ITOCHU Corporation	30,000	233,611
JFE Holdings Inc.	4,202	145,866
Kawasaki Heavy Industries Ltd.	14,000	35,949
Kirin Holdings Company Ltd.	10,800	164,994
Komatsu Ltd.	8,000	160,102
Konica Minolta Holdings Inc.	3,500	35,623
Kubota Corporation	8,770	78,491
Kurita Water Industries Ltd.	726	22,458
Kyocera Corporation	700	64,863
Lawson Inc.	500	22,711
Makita Corporation	1,400	46,840
Mazda Motor Corporation *	21,000	56,611
Mitsubishi Corporation	21,200	509,674
Mitsubishi Electric Corporation	11,000	85,665
Mitsubishi Estate Company Ltd.	9,000	146,369
Mitsubishi Heavy Industries Ltd.	14,000	48,756
Mitsubishi UFJ Financial Group Inc.	140,900	724,959
Mitsubishi UFJ Lease & Finance Company Ltd.	780	26,961
Mitsui & Company Ltd.	29,800	435,534
Mitsui Fudosan Company Ltd.	8,500	143,650
NGK Insulators Ltd.	5,818	126,215
Nidec Corporation	6,300	617,572
Nikon Corporation	10,400	212,746
Nintendo Company Ltd.	361	100,983
Nippon Building Fund Inc.	4	35,568
Nippon Steel Corporation	34,000	123,006
Nippon Telegraph & Telephone Corporation	2,900	122,406
Nissan Motor Company Ltd.	20,300	164,154
Nomura Holdings, Inc.	39,700	297,109
NSK Ltd.	6,000	43,314
NTT DoCoMo Inc.	91	136,016
ORIX Corporation	1,000	74,873
Panasonic Corporation	24,053	378,386
Resona Holdings Inc.	4,100	51,032
Ricoh Company Ltd.	6,000	85,473
Sharp Corporation	2,700	32,204
Shin-Etsu Chemical Company Ltd.	1,400	72,917
Shiseido Company Ltd.	3,000	61,458
SMC Corporation	300	36,326
Sony Corporation	7,486	249,271
Stanley Electric Company Ltd.	2,200	42,828
Sumitomo Metal Industries Ltd.	21,000	57,558
Sumitomo Mitsui Financial Group Inc.	14,800	478,233
Sumitomo Realty & Development Company Ltd.	7,000	123,981
Suruga Bank Ltd.	2,000	17,703
Suzuki Motor Corporation	11,300	255,582
Takeda Pharmaceutical Company Ltd.	1,657	72,878
The Bank of Yokohama Ltd.	14,500	68,753
The Chiba Bank Ltd.	8,700	52,373
The Japan Steel Works Ltd.	1,799	22,011
The Shizuoka Bank Ltd.	14,000	120,848
The Sumitomo Trust & Banking Company Ltd.	31,600	176,090
Tokio Marine Holdings Inc.	2,200	59,256
Toshiba Corporation	31,000	169,309
Toyota Motor Corporation	26,541	1,017,829
Unicharm Corporation	1,172	111,180
Luxembourg--0.5%
ArcelorMittal	6,629	253,671
Evraz Group SA, Sponsored GDR	8,399	275,203
Malaysia--0.0%
Axiata Group Bhd *	26,800	25,589
Mexico--1.5%
America Movil, SAB de CV, Sponsored ADR	14,693	641,349
Cemex SAB de CV *	106,265	97,653
Cemex SAB de CV, Sponsored ADR *	35,010	321,742
Fomento Economico Mexicano, SAB de CV, Sponsored ADR	2,997	126,354
Grupo Financiero Banorte, SAB de CV	33,558	110,115
Grupo Modelo SAB de CV	22,510	111,087
Grupo Televisa SA	17,459	68,488
Grupo Televisa SA, Sponsored ADR	8,693	169,861
Netherlands--5.2%
Aegon NV	12,485	75,240
European Aeronautic Defence and Space Company NV	4,263	83,114
Heineken NV	9,110	447,744
ING Groep NV	82,598	776,361
Koninklijke Boskalis Westminster NV	722	25,207
Koninklijke KPN NV	39,815	660,283
Koninklijke Philips Electronics NV	12,793	386,712
Randstad Holding NV	3,166	151,239
Reed Elsevier NV	16,438	198,005
Royal Dutch Shell PLC, Class A	70,243	1,953,840
SBM Offshore NV	1,177	22,966
TNT NV	6,569	187,739
Unilever NV	19,494	598,419
Norway--1.6%
DnB NOR ASA	12,322	140,249
Norsk Hydro ASA	42,475	305,939
Orkla ASA	20,429	183,844
Statoil ASA	27,835	622,938
Storebrand ASA	10,263	71,658
Telenor ASA *	12,793	166,732
Yara International ASA	4,674	194,026
Poland--1.0%
Bank Pekao SA	10,663	617,907
Bank Zachodni WBK SA	1,034	61,635
Powszechna Kasa Oszczednosci Bank Polski SA	27,656	364,475
Portugal--0.1%
Energias de Portugal SA	20,815	82,357
Galp Energia SGPS SA, Class B	3,704	58,626
Republic of Korea,--0.7%
LG Display Company Ltd.	11,530	375,043
LG Electronics Inc.	4,112	385,087
Russia--5.5%
Gazprom Neft JSC, Sponsored ADR *	1,850	44,638
Gazprom OAO, Sponsored ADR	37,192	907,208
Lukoil OAO, Sponsored ADR	14,790	804,844
Magnit OAO, Sponsored GDR	5,050	76,309
Mechel, Sponsored ADR	4,612	91,271
MMC Norilsk Nickel, Sponsored ADR *	45,041	700,388
Mobile Telesystems OJSC, Sponsored ADR	1,942	92,789
NovaTek OAO, Sponsored GDR	2,230	156,630
Novorossiysk Commercial Sea Port, Sponsored GDR	1,100	12,528
Rosneft Oil Company, Sponsored GDR	125,065	966,455
Sberbank	512,727	1,474,949
Severstal, Sponsored GDR *	2,531	31,122
Uralkali, Sponsored GDR	2,405	50,821
Vimpel-Communications, Sponsored ADR	5,962	108,151
VTB Bank OJSC, Sponsored GDR	40,542	201,584
X 5 Retail Group NV, Sponsored GDR *	5,300	170,660
South Africa--0.3%
AngloGold Ashanti Ltd.	1,327	47,694
Impala Platinum Holdings Ltd.	4,044	103,104
Shoprite Holdings Ltd.	6,159	56,430
Standard Bank Group Ltd.	5,857	82,984
South Korea--2.9%
Hyundai Motor Company	4,008	389,134
KB Financial Group Inc. *	3,608	155,581
NHN Corporation *	438	65,062
POSCO	2,162	983,977
Samsung Electronics Company Ltd.	1,886	1,270,923
Shinhan Financial Group Company Ltd.	5,000	174,646
Spain--0.7%
Ferrovial SA	14,839	155,008
Inditex SA	2,642	166,054
Repsol YPF SA	6,647	156,418
Telefonica SA	10,435	250,648
Sweden--1.2%
Alfa Laval AB	2,757	37,432
Atlas Copco AB, Class A	7,360	99,587
Autoliv, Inc., Sponsored SDR	1,389	59,263
Hennes & Mauritz AB, Class B	1,855	109,241
Sandvik AB	21,472	232,992
SKF AB, Class B	10,503	162,141
Svenska Cellulosa AB, Class B	12,695	171,686
Swedbank AB, Class A	14,403	125,607
Swedish Match AB	2,618	54,915
TeliaSonera AB	9,637	64,605
Volvo AB, Class B	20,720	174,126
Switzerland--7.1%
ABB Ltd.	23,359	422,475
Cie Financiere Richemont SA	2,009	67,342
Credit Suisse Group AG	8,939	387,465
Flughafen Zuerich AG	566	160,083
Holcim Ltd. *	1,671	115,052
Logitech International SA *	1,350	22,775
Nestle SA	30,019	1,420,486
Nobel Biocare Holding AG	2,006	58,846
Novartis AG	25,542	1,368,034
Roche Holding AG	8,235	1,383,037
SGS SA	32	41,196
Swiss Reinsurance Company Ltd.	4,570	199,254
Swisscom AG	453	164,773
Syngenta AG	1,092	279,133
The Swatch Group AG	419	109,226
UBS AG	24,042	312,322
Xstrata PLC	53,638	877,144
Zurich Financial Services AG	1,067	226,096
Taiwan--3.1%
Acer Inc.	184,000	506,255
Advanced Semiconductor Engineering Inc.	55,000	43,574
Advanced Semiconductor Engineering Inc., Sponsored ADR	12,600	49,140
Asustek Computer Inc.	277,000	533,482
AU Optronics Corporation	143,000	158,242
Chunghwa Telecom Co., Ltd., Sponsored ADR	4,635	87,972
Compal Electronics Inc.	38,000	52,868
Foxconn Technology Company Ltd.	16,000	63,119
Hon Hai Precision Industry Company Ltd.	181,000	759,266
MediaTek Inc.	34,000	550,651
Quanta Computer Inc.	14,000	27,947
Siliconware Precision Industries Company, Sponsored ADR	8,300	56,025
Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	32,784	333,085
Wistron Corporation	59,000	110,727
Thailand--0.1%
Thai Beverage PCL	346,000	63,972
Ukraine--0.5%
Raiffeisen Bank Aval *	1,908,985	62,535
Ukrnafta Oil Company *	5,473	143,547
Ukrsotsbank JSCB *	2,466,696	110,772
UkrTelecom *	3,196,471	178,191
UkrTelecom, Sponsored GDR *	9,912	26,387
United Kingdom--0.4%
Carnival PLC *	1,723	62,065
Reckitt Benckiser Group PLC	526	27,341
Vedanta Resources PLC	2,668	101,679
Whitbread PLC	2,991	66,678
WM Morrison Supermarkets PLC	43,166	198,528

Total common stocks (cost $86,635,844)		99,559,482

Preferred stocks - 1.1% (a)
Brazil--0.7%
Banco Bradesco SA	7,541	125,337
Centrais Eletricas Brasileiras SA	4,498	82,801
Cia Brasileira de Distribuicao	1,113	37,346
Gerdau SA	3,915	52,629
Lojas Americanas SA	3,367	23,632
Petroleo Brasileiro SA	20,601	373,441
Usinas Siderurgicas de Minas Gerais SA	2,233	58,757
Germany--0.4%
Henkel AG & Company KGaA	3,358	170,776
Porsche Automobil Holding SE	2,100	119,055
Volkswagen AG	1,052	84,995

Total preferred stocks (cost $1,059,066)		1,128,769

Investment companies - 3.4% (a)
India--1.2%
iShares MSCI India ETF *	208,100	1,336,874
Ireland--2.0%
iShares DJ Euro STOXX 50 ETF	55,499	2,138,421
United States--0.2%
SPDR Gold Trust ETF *	1,606	170,172

Total investment companies (cost $3,452,516)		3,645,467

Equity-linked notes and rights - 0.0% (a)
Italy--0.0%
Mediobanca SpA, 03/18/11 (equity-linked notes) *	5,355	865
UniCredit SpA, 01/29/10 (rights) *	5	0

Total equity-linked notes and rights (cost $0)		865

Total investment portfolio (cost $91,147,426) 98.0% (a)		$ 104,334,583

* Non-income producing security.
(a) Percentages indicated are based on net assets of $106,431,187.

ADR - American depository receipt
ETF - Exchange-traded fund
GDR - Global depository receipt
SDR - Swedish depository receipt
SPDR - Standard & Poor's depositary receipt

Forward Foreign Currency Contracts Outstanding
UNAUDITED | 01.31.2010
Unrealized appreciation
Delivery
Contract to deliver		In exchange for		date
USD	17,555,820	CZK	993,145	3/17/10	$ 65,245
USD	2,243,353	EUR	3,133,262	3/17/10	23,185

			Total unrealized appreciation		$ 88,430
CZK	Czech Koruna
EUR	Euro Currency
USD	United States Dollar

Industry Allocation
UNAUDITED | 01.31.2010
		% of net
Industry	Value	assets
Banks	$ 18,939,698	17.8%
Oil & gas	11,155,905	10.5%
Mining	9,497,495	8.9%
Pharmaceuticals	5,746,789	5.4%
Telecommunications	5,195,418	4.9%
Food	5,124,479	4.8%
Auto manufacturers	4,167,447	3.9%
Investment companies	3,645,467	3.4%
Insurance	3,556,953	3.3%
Engineering & construction	3,425,450	3.2%
Electronics	2,775,186	2.6%
Iron/steel	2,373,725	2.2%
Semiconductors	2,303,398	2.2%
Financial services	2,210,171	2.1%
Building materials	1,939,119	1.8%
Beverages	1,884,400	1.8%
Computers	1,772,245	1.7%
Chemicals	1,719,940	1.6%
Electric	1,656,689	1.5%
Retail	1,638,349	1.5%
Transportation	1,363,359	1.3%
Distribution/wholesale	1,327,552	1.2%
Machinery	1,273,899	1.2%
Diversified manufacturer	831,823	0.8%
Electrical components & equipment	780,988	0.7%
Home furnishings	659,861	0.6%
Auto parts & equipment	578,357	0.5%
Agriculture	554,150	0.5%
Multimedia	523,150	0.5%
Office/business equipment	487,789	0.5%
Healthcare products	463,943	0.4%
Real estate	445,113	0.4%
Commercial services	435,817	0.4%
Coal	358,380	0.3%
Hand/machine tools	341,666	0.3%
Metal fabricate/hardware	325,862	0.3%
Miscellaneous manufacturer	285,801	0.3%
Software	259,263	0.2%
Broadcasting services/programs	238,349	0.2%
Water	236,024	0.2%
Household products	226,670	0.2%
Printing & publishing	198,005	0.2%
Cosmetics/personal care	177,835	0.2%
Forest products & paper	171,686	0.2%
Apparel	170,091	0.2%
Aerospace/defense	141,906	0.1%
Advertising	120,213	0.1%
Internet	119,289	0.1%
Toys/games/hobbies	100,983	0.1%
Lodging	65,180	0.1%
Leisure time	62,065	0.1%
Gas	52,174	0.1%
Oil & gas services	49,418	0.1%
Television, cable & radio	48,463	0.1%
Healthcare services	48,078	0.1%
Other	83,058	0.1%
Total investment portfolio	$ 104,334,583	98.0%

Eagle Large Cap Core Fund
Investment Portfolio
January 31, 2010
(unaudited)

Common stocks - 88.5% (a)	Shares	Value
Advertising--2.9%
Omnicom Group Inc.	105,485	$3,723,620
Aerospace/defense--1.7%
United Technologies Corporation	31,980	2,158,010
Auto manufacturers--2.0%
PACCAR Inc.	70,575	2,542,817
Banks--12.0%
Bank of America Corporation	323,735	4,914,297
JPMorgan Chase & Company	62,355	2,428,104
The Goldman Sachs Group, Inc.	19,546	2,906,881
Wells Fargo & Company	185,270	5,267,226
Biotechnology--1.3%
Genzyme Corporation *	29,690	1,610,979
Computers--4.3%
Apple, Inc. *	15,475	2,973,057
EMC Corporation *	156,260	2,604,854
Diversified manufacturer--5.6%
General Electric Company	171,030	2,750,162
Tyco International Ltd.	127,636	4,522,143
Healthcare products--7.9%
Covidien PLC	53,546	2,707,286
Johnson & Johnson	76,815	4,828,591
Zimmer Holdings, Inc. *	46,950	2,644,224
Healthcare services--2.5%
UnitedHealth Group Inc.	96,400	3,181,200
Insurance--1.5%
MetLife, Inc.	55,430	1,957,788
Multimedia--2.6%
Viacom Inc., Class B *	115,915	3,377,763
Oil & gas--9.9%
BP PLC, Sponsored ADR	69,530	3,902,024
ConocoPhillips	77,420	3,716,160
EOG Resources Inc.	34,955	3,160,631
Exxon Mobil Corporation	32,015	2,062,726
Oil & gas services--2.4%
Schlumberger Ltd.	48,535	3,080,031
Pharmaceuticals--3.6%
Pfizer Inc.	247,345	4,615,458
Retail--10.4%
Home Depot, Inc.	83,175	2,329,732
Macy's Inc.	177,610	2,829,327
Staples, Inc.	242,535	5,689,871
Wal-Mart Stores, Inc.	49,200	2,628,756
Semiconductor equipment--3.5%
Applied Materials, Inc.	374,480	4,561,166
Semiconductors--2.1%
Texas Instruments Inc.	121,975	2,744,438
Software--7.9%
Activision Blizzard Inc. *	166,060	1,687,170
Autodesk, Inc. *	111,410	2,650,444
Electronic Arts Inc. *	79,840	1,299,795
Microsoft Corporation	160,410	4,520,354
Telecommunications--3.2%
Cisco Systems, Inc. *	98,790	2,219,811
Sprint Nextel Corporation *	601,865	1,974,117
Television, cable & radio--1.2%
Comcast Corporation, Class A	100,935	1,597,803

Total common stocks (cost $110,404,854)		114,368,816

Investment companies - 2.8% (a)
Materials Select Sector SPDR ETF	119,310	3,598,390

Total investment companies (cost $3,976,137)		3,598,390

Total investment portfolio excluding repurchase
agreement (cost $114,380,991)		117,967,206

Repurchase agreement - 8.7% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 29, 2010 @
0.01% to be repurchased at $11,187,009 on
February 1, 2010, collateralized by
$11,395,000 United States Treasury Notes,
3.125% due October 31, 2016 (market value
$11,556,531 including interest) (cost $11,187,000)		11,187,000

Total investment portfolio (cost $125,567,991) 100.0% (a)		$129,154,206

* Non-income producing security

(a) Percentages indicated are based on net assets of $129,215,804.

ADR - American depository receipt
ETF - Exchange-traded fund
SPDR - Standard & Poor's depositary receipt

Eagle Mid Cap Growth Fund
Investment Portfolio
January 31, 2010
(unaudited)

Common stocks - 97.1% (a)	Shares	Value
Aerospace/defense--1.7%
Goodrich Corporation	41,330	$2,558,740
Apparel--2.5%
Coach Inc.	107,805	3,760,238
Auto manufacturers--3.2%
Navistar International Corporation *	68,305	2,526,602
Oshkosh Corporation	67,105	2,420,477
Biotechnology--2.7%
Celgene Corporation *	30,650	1,740,307
Dendreon Corporation *	45,500	1,260,350
Illumina, Inc. *	31,600	1,159,404
Chemicals--7.5%
CF Industries Holdings Inc.	25,905	2,405,538
Huntsman Corporation	394,906	4,813,904
Lubrizol Corporation	22,575	1,663,552
Terra Industries Inc.	82,199	2,597,488
Commercial services--4.4%
Apollo Group Inc., Class A *	51,710	3,133,109
Hewitt Associates Inc., Class A *	40,265	1,589,662
Ritchie Brothers Auctioneers Inc.	99,045	2,081,926
Computers--5.1%
Accenture PLC, Class A	88,110	3,611,629
Western Digital Corporation *	108,825	4,134,262
Electronics--4.2%
Dolby Laboratories, Inc., Class A *	66,620	3,352,985
Thermo Fisher Scientific Inc. *	68,175	3,146,276
Entertainment--3.1%
Bally Technologies, Inc. *	87,504	3,471,284
Penn National Gaming, Inc. *	45,425	1,225,566
Environmental control--2.4%
Republic Services, Inc.	63,565	1,702,906
Waste Connections, Inc. *	60,375	1,942,264
Financial services--4.6%
Ameriprise Financial, Inc.	97,575	3,731,268
Jefferies Group Inc.	63,140	1,612,596
TD Ameritrade Holding Corporation *	91,555	1,626,017
Healthcare products--2.1%
Inverness Medical Innovations Inc. *	37,490	1,513,471
Patterson Companies, Inc. *	59,420	1,697,035
Healthcare services--2.0%
CIGNA Corporation	44,445	1,500,908
Lincare Holdings Inc. *	44,255	1,629,469
Household products--2.8%
Church & Dwight Co., Inc.	72,400	4,364,996
Insurance--1.3%
RenaissanceRe Holdings Ltd.	36,560	1,980,821
Leisure time--2.2%
Carnival Corporation	100,410	3,346,665
Machinery--2.8%
AGCO Corporation *	65,635	2,028,778
Bucyrus International Inc.	42,170	2,208,865
Mining--1.7%
Freeport-McMoRan Copper & Gold Inc.	39,640	2,643,592
Oil & gas--5.0%
CNX Gas Corporation *	27,061	726,047
Continental Resources Inc. *	96,375	3,659,359
Whiting Petroleum Corporation *	50,455	3,358,285
Oil & gas services--3.6%
Baker Hughes Inc.	55,615	2,518,247
Weatherford International Ltd. *	195,335	3,062,853
Pharmaceuticals--5.3%
Express Scripts Inc. *	48,235	4,044,987
Mylan Inc. *	227,730	4,151,518
Retail--4.8%
Advance Auto Parts, Inc.	35,510	1,400,870
Chico's FAS, Inc. *	266,760	3,406,525
Limited Brands Inc.	130,805	2,487,911
Semiconductors--8.4%
Linear Technology Corporation	90,545	2,363,224
MEMC Electronic Materials, Inc. *	132,575	1,667,794
Micron Technology, Inc. *	624,235	5,443,329
Rovi Corporation *	118,540	3,422,250
Software--6.6%
Adobe Systems Inc. *	46,381	1,498,106
ANSYS, Inc. *	90,830	3,802,144
Autodesk, Inc. *	118,975	2,830,415
MSCI Inc., Class A *	69,000	2,039,640
Telecommunications--4.2%
Amdocs Ltd. *	125,980	3,601,768
American Tower Corporation, Class A *	39,605	1,681,232
Polycom, Inc. *	54,970	1,232,977
Transportation--2.9%
Kansas City Southern *	113,070	3,358,179
Landstar System, Inc.	31,840	1,155,474
Total common stocks (cost $119,392,414)		149,096,084

Total investment portfolio (cost $119,392,414) 97.1% (a)		$149,096,084

* Non-income producing security

(a) Percentages indicated are based on net assets of $153,587,780.

Eagle Mid Cap Stock Fund
Investment Portfolio
January 31, 2010
(unaudited)

Common stocks - 97.8% (a)	Shares	Value
Domestic - 84.9%
Apparel--1.5%
VF Corporation	290,337	$20,912,974
Banks--2.7%
First Horizon National Corporation *	1,051,577	13,617,922
Northern Trust Corporation	501,445	25,333,001
Beverages--2.4%
Dr. Pepper Snapple Group Inc.	1,209,305	33,449,376
Biotechnology--1.3%
Bio-Rad Laboratories, Inc., Class A *	197,587	18,411,157
Broadcasting services/programs--2.4%
Discovery Communications Inc., Class A *	1,137,994	33,752,902
Chemicals--3.5%
Airgas Inc.	544,038	22,991,046
Ecolab Inc.	422,805	18,561,140
Lubrizol Corporation	107,143	7,895,368
Commercial services--5.5%
FTI Consulting, Inc. *	433,252	17,958,295
H&R Block, Inc.	993,764	21,385,801
SEI Investments Company	906,366	16,051,742
The Western Union Company	1,179,915	21,875,624
Computers--3.0%
IHS Inc., Class A *	372,399	19,156,205
Synopsys, Inc. *	1,088,890	23,160,690
Diversified manufacturer--0.9%
ITT Corporation	263,100	12,710,361
Electrical components & equipment--2.1%
AMETEK, Inc.	804,199	29,305,012
Electronics--6.3%
Agilent Technologies Inc. *	643,290	18,031,419
Amphenol Corporation, Class A	627,746	25,009,401
Dolby Laboratories, Inc., Class A *	336,880	16,955,170
FLIR Systems, Inc. *	521,492	15,425,733
Waters Corporation *	245,242	13,973,889
Environmental control--3.2%
Nalco Holding Company	589,155	13,892,275
Stericycle Inc. *	303,807	16,080,505
Waste Connections, Inc. *	472,249	15,192,250
Financial services--6.0%
CME Group Inc.	48,115	13,800,344
IntercontinentalExchange, Inc. *	302,426	28,875,634
Leucadia National Corporation *	1,200,213	26,800,756
The NASDAQ OMX Group Inc. *	831,234	14,953,900
Healthcare products--4.1%
Beckman Coulter, Inc.	223,104	14,584,308
Idexx Laboratories, Inc. *	266,060	13,965,489
Patterson Companies, Inc. *	521,585	14,896,468
St. Jude Medical, Inc. *	387,300	14,612,829
Healthcare services--2.1%
Laboratory Corporation of America Holdings *	207,047	14,721,042
Lincare Holdings Inc. *	393,427	14,485,982
Household products--0.9%
Tupperware Brands Corporation	316,749	13,449,163
Insurance--2.9%
HCC Insurance Holdings, Inc.	718,223	19,463,843
Reinsurance Group of America Inc.	436,287	21,255,903
Internet--1.8%
Symantec Corporation *	1,525,100	25,850,445
Machinery--2.7%
Bucyrus International Inc.	283,713	14,860,887
Roper Industries Inc.	482,430	24,160,094
Oil & gas--4.1%
EXCO Resources Inc.	753,553	13,217,320
Noble Energy, Inc.	238,145	17,608,441
Whiting Petroleum Corporation *	414,858	27,612,948
Oil & gas services--3.3%
Baker Hughes Inc.	488,086	22,100,534
Oceaneering International, Inc. *	440,860	24,115,042
Packaging & containers--5.6%
Crown Holdings Inc. *	1,116,105	26,574,460
Owens-Illinois, Inc. *	934,032	25,424,351
Rock-Tenn Company, Class A	651,597	27,816,676
Pharmaceuticals--1.2%
McKesson Corporation	290,396	17,081,093
Printing & publishing--2.1%
John Wiley & Sons, Inc., Class A	725,720	30,298,810
Retail--3.8%
O'Reilly Automotive, Inc. *	389,158	14,710,172
Staples, Inc.	602,557	14,135,987
TJX Companies, Inc.	674,502	25,637,821
Savings & loans--1.9%
Hudson City Bancorp Inc.	998,467	13,249,657
Washington Federal Inc.	736,582	13,737,254
Semiconductors--0.8%
ON Semiconductor Corporation *	1,562,883	11,268,386
Software--6.8%
ANSYS, Inc. *	368,789	15,437,508
Broadridge Financial Solutions Inc.	806,315	17,513,162
Fidelity National Information Services Inc.	734,990	17,316,364
Fiserv, Inc. *	672,510	30,289,850
Intuit Inc. *	523,830	15,510,609

Total domestic common stocks (cost $1,135,352,721)		1,202,482,790

Foreign - 12.9%
Broadcasting services/programs--1.9%
Grupo Televisa SA, Sponsored ADR	1,379,764	26,960,589
Financial services--1.1%
Lazard Ltd., Class A	409,176	15,769,643
Healthcare products--1.3%
Covidien PLC	353,100	17,852,736
Insurance--2.6%
Allied World Assurance Company Holdings, Ltd.	828,609	37,088,539
Pharmaceuticals--1.4%
Warner Chilcott PLC, Class A *	710,798	19,426,109
Semiconductors--0.7%
Marvell Technology Group Ltd. *	538,785	9,391,023
Software--1.5%
Check Point Software Technologies Ltd. *	670,135	21,430,917
Telecommunications--2.4%
BCE Inc.	782,991	20,162,018
Cellcom Israel Ltd.	459,350	14,731,354

Total foreign common stocks (cost $166,989,836)		182,812,928

Total common stocks (cost $1,302,342,557)		1,385,295,718

Repurchase agreement - 2.7% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 29, 2010 @
0.01% to be repurchased at $38,161,032 on
February 1, 2010, collateralized by
$39,015,000 United States Treasury Notes,
3.0% due September 30, 2016 (market value
$39,416,270 including interest) (cost $38,161,000)		38,161,000

Total investment portfolio (cost $1,340,503,557) 100.5% (a)		$ 1,423,456,718

* Non-income producing security

(a) Percentages indicated are based on net assets of $1,416,625,125.

ADR - American depository receipt

Eagle Small Cap Core Value Fund
Investment Portfolio
January 31, 2010
(unaudited)

Common stocks - 94.2% (a)	Shares	Value
Aerospace/defense--0.9%
Orbital Sciences Corporation *	37,142	$587,215
Banks--6.9%
Cardinal Financial Corporation	72,533	676,733
Columbia Banking System Inc.	30,230	574,068
First Financial Bancorp	44,584	731,178
PrivateBancorp Inc.	39,801	541,294
Signature Bank *	14,630	505,905
Southwest Bancorp, Inc.	26,835	200,994
Sterling Bancshares, Inc.	65,960	337,056
Texas Capital Bancshares, Inc. *	45,872	772,943
Biotechnology--1.6%
Charles River Laboratories International, Inc. *	8,065	293,082
Cubist Pharmaceuticals, Inc. *	35,907	735,734
Building materials--0.2%
Lennox International Inc.	3,890	148,676
Chemicals--0.6%
Kraton Performance Polymers Inc. *	28,155	387,131
Coal--1.9%
Alpha Natural Resources Inc. *	19,522	792,788
Massey Energy Company	9,645	371,525
Commercial services--10.7%
Chemed Corporation	19,035	885,128
Cross Country Healthcare, Inc. *	59,407	538,227
Euronet Worldwide, Inc. *	47,270	965,253
Gartner, Inc. *	31,650	677,310
Interactive Data Corporation	34,680	992,888
LECG Corporation *	161,383	459,942
Net 1 UEPS Technologies, Inc. *	54,538	975,139
On Assignment, Inc. *	91,622	639,522
Parexel International Corporation *	31,615	611,434
Computers--2.8%
Electronics for Imaging, Inc. *	46,275	536,327
Insight Enterprises, Inc. *	28,410	326,999
Mercury Computer Systems, Inc. *	35,840	427,930
SMART Modular Technologies (WWH), Inc. *	78,316	476,161
Distribution/wholesale--2.9%
FGX International Holdings Ltd. *	66,885	1,314,290
School Specialty, Inc. *	22,695	501,333
Diversified manufacturer--1.7%
Barnes Group Inc.	38,565	618,583
Matthews International Corporation, Class A	12,639	427,830
Electric--0.9%
Allete, Inc.	18,090	566,217
Electrical components & equipment--0.7%
Belden, Inc.	20,300	463,449
Electronics--1.8%
Benchmark Electronics, Inc. *	26,045	474,540
Sonic Solutions, Inc. *	73,718	631,026
Engineering & construction--2.0%
Dycom Industries, Inc. *	59,838	488,876
URS Corporation *	16,758	752,099
Entertainment--0.9%
Lions Gate Entertainment Corporation *	104,915	545,558
Environmental control--0.3%
Casella Waste Systems, Inc., Class A *	44,247	192,474
Financial services--4.4%
Compass Diversified Holdings	15,605	182,891
Cowen Group Inc., Class A *	76,250	377,438
Investment Technology Group, Inc. *	30,550	626,275
MarketAxess Holdings Inc.	42,631	581,061
optionsXpress Holdings, Inc.	38,092	546,620
SWS Group Inc.	37,445	449,340
Gas--1.8%
AGL Resources, Inc.	32,370	1,142,337
Healthcare products--1.8%
Merit Medical Systems, Inc. *	63,298	1,128,603
Healthcare services--5.5%
AMERIGROUP Corporation *	32,762	833,793
Amsurg Corporation *	45,835	967,577
Mednax Inc. *	13,135	746,856
Psychiatric Solutions, Inc. *	40,264	887,821
Household products--1.2%
Jarden Corporation	25,282	770,595
Insurance--5.0%
American Equity Investment Life Holding Company	83,345	611,752
Assured Guaranty Ltd.	26,345	596,978
First Mercury Financial Corporation	34,285	449,476
Platinum Underwriters Holdings, Ltd.	17,060	618,596
Stewart Information Services Corporation	33,858	347,383
Validus Holdings Ltd.	20,254	536,731
Internet--1.7%
1-800-FLOWERS.COM Inc., Class A *	138,325	286,333
SonicWALL, Inc. *	99,382	757,291
Machinery--1.4%
Altra Holdings, Inc. *	43,950	484,329
Flowserve Corporation	1,366	123,172
Wabtec Corporation	7,395	283,450
Metal fabricate/hardware--0.7%
Kaydon Corporation	13,325	435,594
Mining--1.5%
IAMGOLD Corporation	73,605	972,322
Oil & gas--2.2%
Comstock Resources, Inc. *	16,215	632,223
Rosetta Resources, Inc. *	38,190	785,186
Oil & gas services--2.9%
Dresser-Rand Group, Inc. *	29,921	885,063
Oceaneering International, Inc. *	17,596	962,501
Packaging & containers--0.8%
Silgan Holdings Inc.	10,318	534,988
Pharmaceuticals--1.6%
Herbalife Ltd.	25,656	996,736
Printing & publishing--1.6%
John Wiley & Sons, Inc., Class A	24,610	1,027,468
REITs--3.0%
BioMed Realty Trust, Inc.	37,235	542,514
Chimera Investment Corporation	75,185	294,725
Government Properties Income Trust	38,705	898,343
Kite Realty Group Trust	32,970	124,956
Retail--5.0%
AerCap Holdings NV *	32,713	286,239
AFC Enterprises, Inc. *	83,767	686,889
Jo-Ann Stores Inc. *	25,725	900,890
Nu Skin Enterprises, Inc., Class A	29,805	692,668
Stage Stores, Inc.	45,260	584,759
Savings & loans--0.8%
Berkshire Hills Bancorp Inc.	29,881	494,531
Semiconductor equipment--0.8%
Varian Semiconductor Equipment Associates, Inc. *	17,415	510,782
Semiconductors--1.0%
Microsemi Corporation *	41,210	615,677
Software--6.5%
ACI Worldwide, Inc. *	19,875	318,199
Aspen Technology, Inc. *	112,147	1,031,752
Avid Technology, Inc. *	35,905	453,480
Bottomline Technologies, Inc. *	76,366	1,321,132
Sybase, Inc. *	23,595	959,609
Telecommunications--5.6%
Alaska Communications Systems Group, Inc.	76,167	620,761
Cbeyond Inc. *	25,743	320,758
CommScope, Inc. *	28,125	765,281
Switch & Data Facilities Company, Inc. *	39,860	728,641
Symmetricom, Inc. *	118,291	603,284
Syniverse Holdings, Inc. *	30,525	513,125
Transportation--0.6%
Genesee & Wyoming Inc., Class A *	13,320	392,544

Total common stocks (cost $39,633,830)		59,375,175

Investment companies - 1.7% (a)
Apollo Investment Corporation	33,933	349,510
iShares Russell 2000 Index Fund (ETF)	7,255	436,678
iShares Russell 2000 Value Index Fund (ETF)	5,580	314,879

Total investment companies (cost $624,526)		1,101,067

Total investment portfolio excluding repurchase
agreement (cost $40,258,356)		60,476,242

Repurchase agreement - 4.5% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 29, 2010 @
0.01% to be repurchased at $2,828,002 on
February 1, 2010, collateralized by
$2,915,000 United States Treasury Bills
due July 22, 2010 (market value
$2,913,028 including interest) (cost $2,828,000)		2,828,000

Total investment portfolio (cost $43,086,356) 100.4% (a)		$ 63,304,242

* Non-income producing security

(a) Percentages indicated are based on net assets of $63,025,209.

ETF - Exchange-traded fund

Eagle Small Cap Growth Fund
Investment Portfolio
January 31, 2010
(unaudited)

Common stocks - 99.0% (a)	Shares	Value
Auto parts & equipment--1.2%
American Axle & Manufacturing Holdings Inc. *	452,695	$4,232,698
Banks--1.2%
First Commonwealth Financial Corporation	337,895	1,980,065
UMB Financial Corporation	54,505	2,153,493
Biotechnology--3.2%
Bio-Rad Laboratories, Inc., Class A *	48,390	4,508,980
Cubist Pharmaceuticals, Inc. *	90,674	1,857,910
Regeneron Pharmaceuticals Inc. *	105,235	2,805,565
Seattle Genetics Inc. *	154,380	1,593,202
Chemicals--5.8%
Huntsman Corporation	1,026,514	12,513,206
Terra Industries Inc.	233,995	7,394,242
Commercial services--7.4%
Coinstar Inc. *	201,638	5,208,310
Monster Worldwide, Inc. *	238,208	3,713,663
Ritchie Brothers Auctioneers Inc.	271,613	5,709,305
Sotheby's	200,225	4,653,229
The GEO Group, Inc. *	329,760	6,100,560
Computers--4.6%
Compellent Technologies, Inc. *	295,365	5,871,856
Netezza Corporation *	350,522	3,186,245
Radiant Systems Inc. *	258,185	2,982,037
Riverbed Technology Inc. *	155,538	3,487,162
Electrical components & equipment--1.8%
A123 Systems Inc. *	165,671	2,647,423
GrafTech International Ltd. *	289,868	3,640,742
Electronics--2.1%
Coherent, Inc. *	246,152	7,305,791
Entertainment--3.6%
Bally Technologies, Inc. *	188,775	7,488,704
Shuffle Master, Inc. *	521,237	4,633,797
Environmental control--1.5%
Waste Connections, Inc. *	161,953	5,210,028
Financial services--1.6%
Broadpoint Gleacher Securities Inc. *	255,951	1,036,602
Duff & Phelps Corporation, Class A	168,257	2,732,494
optionsXpress Holdings, Inc.	105,362	1,511,945
Hand/machine tools--1.4%
Regal-Beloit Corporation	102,916	4,878,218
Healthcare products--6.4%
American Medical Systems Holdings, Inc. *	433,105	8,315,616
Cutera, Inc. *	147,232	1,300,059
Thoratec Corporation *	357,680	10,140,228
Vital Images, Inc. *	138,064	1,963,270
Healthcare services--8.0%
Addus HomeCare Corporation *	86,795	766,400
Amedisys Inc. *	115,038	6,321,338
Centene Corporation *	180,688	3,478,244
Genoptix Inc. *	156,238	5,087,109
ICON PLC, Sponsored ADR *	152,918	3,798,483
Lincare Holdings Inc. *	122,780	4,520,760
Psychiatric Solutions, Inc. *	146,276	3,225,386
Home furnishings--4.0%
DTS, Inc. *	213,134	6,031,692
Universal Electronics, Inc. *	320,635	7,621,494
Internet--1.9%
TIBCO Software, Inc. *	712,314	6,382,333
Lodging--0.5%
Choice Hotels International Inc.	52,811	1,676,221
Metal fabricate/hardware--1.1%
Northwest Pipe Company *	153,944	3,682,340
Oil & gas--2.3%
Brigham Exploration Company *	134,989	1,760,257
Unit Corporation *	36,822	1,676,874
Whiting Petroleum Corporation *	64,920	4,321,075
Oil & gas services--4.3%
Lufkin Industries, Inc.	138,136	8,755,060
OYO Geospace Corporation *	153,833	5,764,123
Pharmaceuticals--3.8%
BioMarin Pharmaceutical Inc. *	277,718	5,396,061
Herbalife Ltd.	83,935	3,260,875
Onyx Pharmaceuticals Inc. *	106,798	3,071,510
Vivus Inc. *	157,620	1,331,889
REIT--0.8%
Redwood Trust Inc.	182,314	2,607,090
Retail--8.9%
BJ's Restaurants, Inc. *	339,481	7,176,628
Cash America International, Inc.	312,595	11,750,446
Genesco Inc. *	348,552	8,218,856
Vitamin Shoppe Inc. *	155,131	3,257,751
Semiconductor equipment--5.5%
Formfactor Inc. *	289,789	4,483,036
Teradyne, Inc. *	527,366	4,925,598
Varian Semiconductor Equipment Associates, Inc. *	260,410	7,637,825
Veeco Instruments Inc. *	51,907	1,651,681
Semiconductors--3.8%
ON Semiconductor Corporation *	762,705	5,499,103
Rovi Corporation *	262,515	7,578,808
Software--8.8%
ANSYS, Inc. *	179,445	7,511,568
Eclipsys Corporation *	369,426	6,162,026
Informatica Corporation *	274,379	6,500,039
MedAssets Inc. *	190,425	3,854,202
Novell, Inc. *	344,238	1,538,744
Quality Systems, Inc.	87,954	4,533,149
Telecommunications--1.2%
EMS Technologies, Inc. *	234,604	3,007,623
MasTec, Inc. *	88,053	1,082,171
Transportation--2.3%
Genco Shipping & Trading Ltd. *	131,615	2,521,743
Landstar System, Inc.	146,350	5,311,040

Total common stocks (cost $268,301,190)		337,495,296

Repurchase agreement - 1.5% (a)
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 29, 2010 @
0.01% to be repurchased at $5,223,004 on
February 1, 2010, collateralized by
$5,320,000 United States Treasury Notes,
3.125% due October 31, 2016 (market value
$5,395,414 including interest) (cost $5,223,000)		5,223,000

Total investment portfolio (cost $273,524,190) 100.5% (a)		$342,718,296

* Non-income producing security

(a) Percentages indicated are based on net assets of $340,811,479.

ADR - American depository receipt
REIT - Real estate investment trust

Eagle Series Trust
1-31-10

NOTE 1 | Organization and investment objective The Eagle Series Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”).

•	The Eagle International Equity Fund (“International Equity Fund”) seeks capital appreciation principally through investment in a portfolio of international equity securities,

•	The Eagle Large Cap Core Fund (“Large Cap Core Fund”) seeks long-term growth through capital appreciation,

•	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

•	The Eagle Small Cap Core Value Fund (“Small Cap Core Value Fund”) seeks capital growth, and

•	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation.

The Eagle Family of Funds consist of the Eagle Capital Appreciation Fund, Eagle Growth & Income Fund, Eagle Series Trust and the Eagle Cash Trust. Members of the Boards of Trustees (“Boards of Trustees” or the “Boards”) for the Trusts may serve as Trustees for one or more of the Eagle Family of Funds.

Class offerings The Trust is authorized and currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to qualified buyers.

•
Class A shares are sold at a maximum front-end sales charge of 4.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed prior to one year of purchase.

•	Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies
Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of each Fund’s shares is based on the NAV per share of each class of the Fund. Each Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the NAV is calculated, the Manager is not required to recalculate the NAV.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;
•	The quotation may be unreliable because the security is not traded frequently;
•	Trading on the security ceased before the close of the trading market;
•	Security is newly issued;
•	Issuer specific events occurred after the security ceased trading; or

Eagle Series Trust
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•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer specific events may cause the last market quotation to be unreliable. Such events may include:
•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. market.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards. Pursuant to the Procedures, the Boards have delegated the day-to-day responsibility for applying and administering the Procedures to a valuation committee comprised of certain officers of the Trusts and other employees of the Manager (“Valuation Committee”). The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings.
However, it cannot eliminate the possibility of frequent trading.

Fair value measurements The Funds utilize a three level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined below:

Level 1—Valuations based on quoted prices for identical securities in active markets,

Level 2—Valuations based on quoted prices in markets that are not active for which all significant inputs are observable, either directly or indirectly, and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s NAV as of January 31, 2010.

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
International Equity Fund
Foreign common stocks
Advertising	$-	$120,213	$-	$120,213
Aerospace/defense	-	141,906	-	141,906
Agriculture	-	554,150	-	554,150
Airlines	-	25,032	-	25,032
Apparel	-	170,091	-	170,091
Auto manufacturers	292,189	3,671,208	-	3,963,397
Auto parts & equipment	-	578,357	-	578,357
Banks	4,228,119	14,586,242	-	18,814,361
Beverages	466,407	1,417,993	-	1,884,400
Broadcasting services/programs	238,349	-	-	238,349
Building materials	539,840	1,399,279	-	1,939,119

Eagle Series Trust
1-31-10

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
International Equity Fund (cont’d)
Foreign common stocks (cont’d)
Chemicals	$601,216	$1,118,724	$-	$1,719,940
Coal	-	358,380	-	358,380
Commercial services	4,568	431,249	-	435,817
Computers	240,136	1,532,109	-	1,772,245
Cosmetics/personal care	-	177,835	-	177,835
Distribution/wholesale	-	1,327,552	-	1,327,552
Diversified manufacturer	128,945	702,878	-	831,823
Electric	152,832	1,421,056	-	1,573,888
Electrical components & equipment	-	780,988	-	780,988
Electronics	117,964	2,657,222	-	2,775,186
Engineering & construction	160,083	3,265,367	-	3,425,450
Environmental control	-	22,458	-	22,458
Financial services	135,141	2,074,165	-	2,209,306
Food	406,290	4,680,843	-	5,087,133
Forest products & paper	-	171,686	-	171,686
Gas	-	52,174	-	52,174
Hand/machine tools	108,674	232,992	-	341,666
Healthcare products	130,676	333,267	-	463,943
Healthcare services	48,078	-	-	48,078
Home furnishings	-	659,861	-	659,861
Household products	28,553	27,341	-	55,894
Insurance	264,055	3,292,898	-	3,556,953
Internet	-	119,289	-	119,289
Iron/steel	91,271	2,171,068	-	2,262,339
Leisure time	-	62,065	-	62,065
Lodging	-	65,180	-	65,180
Machinery	-	1,273,899	-	1,273,899
Metal fabricate/hardware	-	325,862	-	325,862
Mining	2,133,304	7,364,191	-	9,497,495
Miscellaneous manufacturer	-	285,801	-	285,801
Multimedia	-	523,150	-	523,150
Office/business equipment	402,316	85,473	-	487,789
Oil & gas	2,496,748	8,285,716	-	10,782,464
Oil & gas services	-	49,418	-	49,418
Pharmaceuticals	298,518	5,448,271	-	5,746,789
Printing & publishing	-	198,005	-	198,005
Real estate	177,482	267,631	-	445,113
REITs	-	35,568	-	35,568
Retail	141,231	1,473,486	-	1,614,717
Semiconductors	438,250	1,865,148	-	2,303,398
Software	-	259,263	-	259,263
Telecommunications	1,079,054	4,116,364	-	5,195,418
Television, cable & radio	-	48,463	-	48,463
Toys/games/hobbies	100,983	-	-	100,983
Transportation	357,724	1,005,635	-	1,363,359
Water	-	236,024	-	236,024
Foreign preferred stocks
Auto manufacturers	-	204,050	-	204,050
Banks	125,337	-	-	125,337

Eagle Series Trust
1-31-10

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
International Equity Fund (cont’d)
Foreign preferred stocks (cont’d)
Electric	$82,801	$-	$-	$82,801
Food	37,346	-	-	37,346
Household products	-	170,776	-	170,776
Iron/steel	111,386	-	-	111,386
Oil & gas	373,441	-	-	373,441
Retail	23,632	-	-	23,632
Investment companies
Commodity fund	170,172	-	-	170,172
Equity fund	2,138,421	1,336,874	-	3,475,295

Equity-linked notes (1)	865	-	-	865

Other financial instruments (2)	88,430	-	-	88,430

Total investment portfolio	$19,160,827	$85,262,186	$-	$104,423,013

Large Cap Core Fund
Domestic common stocks (1)	$114,368,816	$-	$-	$114,368,816
Investment companies (1)	3,598,390	-	-	3,598,390
Short term investments	-	11,187,000	-	11,187,000
Total investment portfolio	$117,967,206	$11,187,000	$-	$129,154,206

Mid Cap Growth Fund
Domestic common stocks (1)	$149,096,084	$-	$-	$149,096,084
Total investment portfolio	$149,096,084	$-	$-	$149,096,084

Mid Cap Stock Fund
Domestic common stocks (1)	$1,202,482,790	$-	$-	$1,202,482,790
Foreign common stocks (1)	182,812,928	-	-	182,812,928
Short term investments	-	38,161,000	-	38,161,000
Total investment portfolio	$1,385,295,718	$38,161,000	$-	$1,423,456,718

Small Cap Core Value Fund
Domestic common stocks (1)	$59,375,175	$-	$-	$59,375,175
Investment companies (1)	1,101,067	-	-	1,101,067
Short term investments	-	2,828,000	-	2,828,000
Total investment portfolio	$60,476,242	$2,828,000	$-	$63,304,242

Small Cap Growth Fund
Domestic common stocks (1)	$337,495,296	$-	$-	$337,495,296
Short term investments	-	5,223,000	-	5,223,000
Total investment portfolio	$337,495,296	$5,223,000	$-	$342,718,296

(1) Please see the Investment Portfolio for detail by industry. (2) Other financial instruments include foreign forward currency contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

Specific types of securities are valued as follows:

•
Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Manager will value the security at fair value in good faith using the Procedures.

Eagle Series Trust
1-31-10

•
Foreign equity securities If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

•
Fixed income securities Government, corporate, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Short-term securities The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended) for short-term investments (investments that have a maturity date of 60 days or less). The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

Derivative instruments The Funds have adopted the provisions of FASB Accounting Standards CodificationTM ASC 815-10-50. The new requirement amends and expands the disclosure requirement related to derivative instruments, to provide users of financial statements with an enhanced understanding of the use of derivative instruments by a Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund.  This Statement requires qualitative disclosures about the objectives and strategies for using derivative instruments, quantitative disclosures about the fair value of, and gains and losses on, derivative instruments, as well as disclosures about credit-risk-related contingent features in derivative agreements.

During the period ended January 31, 2010, the International Equity Fund engaged in limited derivative activity. The contract amounts in the Investment Portfolio are representative of typical volumes.

 Fair values of derivative instruments for the International Equity Fund as of January 31, 2010 are as follows:
	Asset derivatives		Liability derivatives
Type of derivative	Balance Sheet Location	Fair value	Balance Sheet Location	Fair value
Forward foreign currency contracts	Unrealized gain on forward foreign currency contracts	$88,430	Unrealized loss on forward foreign currency contracts	$-

Eagle Series Trust
1-31-10

The effect of derivative instruments on the International Equity Fund’s Statement of Operations for the period ended January 31, 2010 is as follows:
Type of derivative	Location of gain (loss) on derivatives recognized in income	Realized gain (loss) on derivatives recognized in income	Change in unrealized appreciation (depreciation) on derivatives recognized in income
Forward foreign currency contracts	Net realized gain (loss) on foreign currency transactions/Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	$(18,022)	$354,146

Foreign currency transactions The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward foreign currency contracts Each of the Funds except the Small Cap Growth Fund is authorized to enter into forward foreign currency contracts which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward foreign currency contracts are translated to U.S. dollars using forward exchange rates provided by a pricing service as of the close of the NYSE on each valuation day, and the unrealized gain or loss is included in the Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Real estate investment trusts (“REITs”) There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Repurchase agreements Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, each Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Expenses Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Boards. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder

Eagle Series Trust
1-31-10

servicing fees and administrative fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statements of Operations.

Class allocations Each class of shares has equal rights to earnings and assets except that each class may bear different expense for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains Distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. All dividends paid by each Fund from net investment income are deemed to be ordinary income for federal income tax purposes.

Other In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

NOTE 3 | Federal income taxes and distributions The Trust is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since the Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/ tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences. As of January 31, 2010, the identified cost of investments in securities owned by each Fund for federal income tax purposes were as follows:
Identified cost
International Equity Fund	$104,993,091
Large Cap Core Fund	127,260,866
Mid Cap Growth Fund	120,830,509
Mid Cap Stock Fund	1,359,648,896
Small Cap Core Value Fund	43,123,978
Small Cap Growth Fund	277,128,107
As of January 31, 2010, the net unrealized appreciation (depreciation) of investments in securities owned by each Fund were as follows:
	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
International Equity Fund	$17,129,245	$(17,787,754)	$(658,509)
Large Cap Core Fund	13,276,088	(11,382,748)	1,893,340
Mid Cap Growth Fund	31,647,920	(3,382,345)	28,265,575
Mid Cap Stock Fund	116,423,658	(52,615,836)	63,807,822
Small Cap Core Value Fund	20,643,074	(462,810)	20,180,264
Small Cap Growth Fund	81,102,763	(15,512,573)	65,590,190

NOTE 4 | Subsequent events The Manager has evaluated subsequent events through January 31, 2010, and determined that no material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date:           March 25, 2010

/s/ J. Cooper Abbott
J. Cooper Abbott
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE SERIES TRUST

Date:           March 25, 2010

/s/ J. Cooper Abbott
J. Cooper Abbott
Principal Executive Officer

Date:           March 25, 2010
/s/ M. Lisa Crater
M. Lisa Crater
Principal Financial Officer